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ARK Israel Innovative Technology ETF
ARK Israel Innovative Technology ETF
Investment Objective
The ARK Israel Innovative Technology ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israeli Innovation Index (“Index”).

Fund Fees and Expenses
The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ARK Israel Innovative Technology ETF ARK Israel Innovative Technology ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ARK Israel Innovative Technology ETF ARK Israel Innovative Technology ETF
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses(b)	0.49%
[1]	Pursuant to a Supervision Agreement, ARK Investment Management LLC ("ARK" or "Adviser") pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	ARK Israel Innovative Technology ETF ARK Israel Innovative Technology ETF USD ($)
1	$ 50
3	157
5	274
10	$ 616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its total assets in securities that are included in the Fund’s benchmark Index, depositary receipts representing securities included in the Index or underlying stocks in respect of depositary receipts included in the Index. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Index is designed to track the price movements of exchange listed Israeli Companies (as defined herein) whose main business operations are causing disruptive innovation in the areas of genomics, health care, biotechnology, industrials, manufacturing, the Internet or information technology. The Index has been created and licensed to the Fund by ARK’s Index Products Group and is calculated, published and distributed by Solactive AG (“Solactive”). Information regarding the Index is available at http://www.solactive.com. The Index includes equity securities and depositary receipts of exchange listed companies that are incorporated and/or domiciled in Israel (“Israeli Companies”) and are included in one of the following economic sectors as defined by FactSet Research Systems: (i) health technology, (ii) communications, (iii) technology services, (iv) electronic technology, (v) consumer services or (vi) producer manufacturing. Securities in the Index are equally weighted and weightings are rebalanced quarterly. As of November 18, 2019, the Index included 45 securities of companies with a market capitalization range of between approximately $89 million and $18 billion and a weighted average market capitalization of  $2.2 billion.

The Fund, using an indexing investment approach, attempts to approximate, before fees and expenses, the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when it might not be possible or practicable to purchase all of the securities of the Index in approximately the same proportions as in the Index. Such instances may include when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund does not seek temporary defensive positions when markets decline or appear overvalued.

If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Based on the composition of the Index as of November 18, 2019, the health care sector and information technology sector represented a significant portion of the Index. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks
There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participants Concentration Risk.   The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of exchange-traded funds (“ETFs”) investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Cyber Security Risk.   As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Depositary Receipts Risk.   The Fund may invest in depositary receipts, which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Equity Securities Risk.   The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Focused Investment Risk.   The Fund’s assets will be focused on Israeli Companies. Therefore, the Fund will be subject to the risk that certain economic, political or other conditions may have a negative effect on Israeli securities or companies. The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. The Fund’s assets also may be focused in a particular sector or sectors to the extent the Index focuses in a certain sector or sectors. Based on the composition of the Index as of November 18, 2019, the health care sector and information technology sector represented a significant portion of the Index. Thus, adverse consequences to companies within the health care sector and information technology sector may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors.

Foreign Securities Risk.   The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. The Fund normally will not hedge any foreign currency exposure.

Health Care Sector Risk.   The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

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Biotechnology Company Risk.   A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

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Pharmaceutical Company Risk.   Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Index Tracking Risk.   The Fund’s return may not track the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or may not be able to invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Fund may not track the performance of the Index may be magnified during times of heightened market volatility or other unusual market conditions. To the extent the Fund calculates its NAV based on “fair value” prices for certain securities and the value of the Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Fund’s ability to track the Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index. Errors in the construction or calculation of the Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Fund and its shareholders.

Industrials Sector Risk.   The industrials sector includes companies engaged in the aerospace and defense industry, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•

Aerospace and Defense Company Risk.   Companies in the aerospace and defense industry rely to a large extent on U.S. and Israel (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

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Professional Services Company Risk.   Professional services companies may be materially impacted by economic conditions and related fluctuations in client demand for marketing, business, technology and other consulting services. Professional services companies’ success depends in large part on attracting and retaining key employees and a failure to do so could adversely affect a company’s business. There are relatively few barriers to entry into the professional services market, and new competitors could readily seek to compete in one or more market segments, which could adversely affect a professional services company’s operating results through pricing pressure and loss of market share.

Information Technology Sector Risk.   The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

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Internet Company Risk.   Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

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Semiconductor Company Risk.   Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

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Software Industry Risk.   The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.   Because certain of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Innovative Technology Risk.   Companies that are developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. A company may not currently derive any revenue from innovative technologies, and there is no assurance that a company will derive any revenue from innovative technologies in the future. An innovative technology may constitute a small portion of a company’s overall business. As a result, the success of an innovative technology may not affect the value of the equity securities issued by the company.

Investable Universe of Companies Risk.   The investable universe of companies in which the Fund may invest is limited. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings in that company from the Fund. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s underlying portfolio holdings and on Fund performance.

Israel Risk.   Because the Fund invests in securities of Israeli Companies, the Fund may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on the Fund. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on the Fund.

Issuer Risk.   The Fund is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk.   Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Market Risk.   The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls, that affect large portions of the market.

Market Trading Risk.   The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares due to market stress, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Micro-Capitalization Companies Risk.   Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Diversified Risk.   The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Portfolio Turnover Risk.   The Index is adjusted to add or remove companies once per quarter and upon certain extraordinary events or corporate actions affecting a company that is included in the Index. As companies leave and enter the Index, the Fund’s portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor. Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

Replication Management Risk.   An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index through quarterly rebalancing or otherwise because it no longer qualifies to be included in the Index, the Fund generally will not sell a security because the security’s issuer is in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Sampling Risk.   The Fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater. A representative sampling strategy may increase the Fund’s susceptibility to Index Tracking Risk.

Small- and Medium-Capitalization Companies Risk.   Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of the Index, the S&P 500 Index, the MSCI World Index and the MSCI Israeli Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The MSCI Israeli Index is designed to measure the performance of the large and mid-cap segments of the Israeli equity market. Returns shown for the MSCI Israeli Index are net of foreign withholding taxes applicable to U.S. Investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (212) 426-7040.

The Fund’s year-to-date total return as of October 31, 2019 was 13.31%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	7.98%	09/30/2018
Lowest Return	-12.24%	12/31/2018

Average Annual Total Returns as of December 31, 2018
Average Annual Returns - ARK Israel Innovative Technology ETF	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
ARK Israel Innovative Technology ETF	Returns Before Taxes	(5.00%)		(3.40%)		Dec. 05, 2017
After Taxes on Distributions | ARK Israel Innovative Technology ETF	Returns After Taxes on Distributions	(5.95%)	[2]	(4.31%)	[2]
After Taxes on Distributions and Sale of Fund Shares | ARK Israel Innovative Technology ETF	Returns After Taxes on Distributions and Sale of Fund Shares	(2.75%)	[2]	(2.86%)	[2]
ARK Israeli Innovation Index	ARK Israeli Innovation Index	(5.08%)		(3.47%)		Dec. 05, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)		(2.82%)		Dec. 05, 2017
MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(8.71%)		(6.67%)		Dec. 05, 2017
MSCI Israeli Index (reflects no deduction for fees, expenses or taxes)	MSCI Israeli Index (reflects no deduction for fees, expenses or taxes)	(5.49%)		1.84%		Dec. 05, 2017
[1]	The Fund commenced operations on December 5, 2017.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.